CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Q1) - USD ($) $ in Thousands	Total		Class P Units	Class A	Class V	Total WM Technology, Inc. Stockholders' Equity	Total WM Technology, Inc. Stockholders' Equity Class P Units	Common Stock Class A	Common Stock Class A Class P Units	Common Stock Class V	Additional Paid-in Capital	Additional Paid-in Capital Class P Units	(Accumulated Deficit)/ Retained Earnings	Non-controlling Interests	Non-controlling Interests Class P Units
Beginning balance (in shares) at Dec. 31, 2020								0		0
Beginning balance at Dec. 31, 2020						$ 0		$ 0		$ 0	$ 0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 30,423					9,570					9,570		0	20,853
Distributions	(18,998)													(888)
Net income (loss)	$ 152,218					60,383							60,383	76,757
Ending balance (in shares) at Dec. 31, 2021	129,240,910							65,677,361		65,502,347
Ending balance at Dec. 31, 2021	$ 131,940					63,556		$ 7		$ 7	2,173		61,369	68,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	25,160					22,862					22,862		0	2,298
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)								3,447,946
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes	(13)					(6)					(6)			(7)
Distributions	(2,448)													(2,448)
Issuance of common stock - Class P Unit exchange (in shares)									8,199,449
Issuance of common stock - Class P Unit exchange							$ 7,064					$ 7,064			$ (7,064)
Net income (loss)	(82,651)					(115,989)							(115,989)	33,338
Ending balance (in shares) at Dec. 31, 2022				92,062,468	55,486,361			92,062,468		55,486,361
Ending balance at Dec. 31, 2022	114,777					13,380		$ 9		$ 5	67,986		(54,620)	101,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,681					4,396					4,396			285
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)								475,510
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes	0					0					0			0
Distributions	(250)													(250)
Issuance of common stock - Class P Unit exchange (in shares)									35,488
Issuance of common stock - Class P Unit exchange			$ 0				62					62			(62)
Net income (loss)	(3,969)	[1],[2]				(2,475)							(2,475)	(1,494)
Ending balance (in shares) at Mar. 31, 2023								92,573,466		55,486,361
Ending balance at Mar. 31, 2023	115,239					15,363		$ 9		$ 5	72,444		(57,095)	99,876
Beginning balance (in shares) at Dec. 31, 2022				92,062,468	55,486,361			92,062,468		55,486,361
Beginning balance at Dec. 31, 2022	114,777					13,380		$ 9		$ 5	67,986		(54,620)	101,397
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	14,901					14,385					14,385			516
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)								2,242,930
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes	(6)					(6)					(6)
Distributions	(7,187)													(7,187)
Issuance of common stock - Class P Unit exchange (in shares)									77,655
Issuance of common stock - Class P Unit exchange							131					131			(131)
Net income (loss)	(15,727)					(9,898)							(9,898)	(5,829)
Ending balance (in shares) at Dec. 31, 2023				94,383,053	55,486,361			94,383,053		55,486,361
Ending balance at Dec. 31, 2023	103,151					16,380		$ 9		$ 5	80,884		(64,518)	86,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	3,175					3,115					3,115			60
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes (in shares)								628,941
Issuance of common stock - vesting of restricted stock units, net of shares withheld for taxes	(2)					(2)					(2)
Distributions	(1,455)													(1,455)
Issuance of common stock - Class P Unit exchange (in shares)									39,741
Issuance of common stock - Class P Unit exchange			$ 0				$ 59					$ 59			$ (59)
Net income (loss)	1,959					1,240							1,240	719
Ending balance (in shares) at Mar. 31, 2024				95,051,735	55,486,361			95,051,735		55,486,361
Ending balance at Mar. 31, 2024	$ 106,828					$ 20,792		$ 9		$ 5	$ 84,056		$ (63,278)	$ 86,036

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.